Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 25, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) for the iShares iBonds 2028 Term High Yield and Income ETF (IBHH) and
iShares iBonds 2029 Term High Yield and Income ETF (IBHI)
(each, a “Fund” and collectively, the “Funds”)
Change in the Funds’ “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2028 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 25, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) for the iShares iBonds 2028 Term High Yield and Income ETF (IBHH) and
iShares iBonds 2029 Term High Yield and Income ETF (IBHI)
(each, a “Fund” and collectively, the “Funds”)
Change in the Funds’ “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2029 Term High Yield and Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 25, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) for the iShares iBonds 2028 Term High Yield and Income ETF (IBHH) and
iShares iBonds 2029 Term High Yield and Income ETF (IBHI)
(each, a “Fund” and collectively, the “Funds”)
Change in the Funds’ “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.